Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2024
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,123	2,170
Interest cost	59	61
Expenses paid	(160)	(135)
Exchange rates differences	(187)	(78)
Actuarial (gain) loss	(22)	105

Projected benefit obligation at end of year	1,813	2,123

Schedule of Assumptions Used
	December 31,	December 31,
	2024	2023
Weighted-average assumptions
Discount rate	3.90%	3.10%
Rate of compensation increase	3.75%	3.25%

Schedule of Expected Benefit Payments
$ thousands

2025	115
2026	117
2027	123
2028	127
2029	132
2030 and thereafter	1,199

1,813